PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity - Parent Company [Member] - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Beginning Balance		£ 45,125	£ 43,222
Total comprehensive income	[1]	5,415	4,104	[2]
Dividends paid		(2,312)	(2,240)
Distributions on other equity instruments		(466)	(433)	[2]
Issue of ordinary shares		107	162
Share buy back programme		(1,095)
Issue of other equity instruments		891
Redemptions of other equity instruments		(1,481)
Share buy-back programme		(1,095)	(1,005)
Issue of AT1 securities			1,129
Movement in treasury shares		74	(74)
Ending Balance		46,494	45,125		£ 43,222
Share option schemes		71	53
Other employee award schemes		165	207
Previously stated [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Beginning Balance			43,224		43,245
Total comprehensive income	[1],[2]				2,478
Dividends paid					(2,284)
Distributions on other equity instruments	[2]				(415)
Issue of ordinary shares					63
Movement in treasury shares					(277)
Ending Balance					43,224
Share option schemes					82
Other employee award schemes					332
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Beginning Balance			(2)
Ending Balance					(2)
Issued capital [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Beginning Balance		24,835	24,831
Total comprehensive income	[1]			[2]
Distributions on other equity instruments	[2]
Redemption of preference shares		3
Issue of ordinary shares		107	162
Share buy back programme		(189)
Share buy-back programme			(158)
Ending Balance		24,756	24,835		24,831
Issued capital [member] | Previously stated [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Beginning Balance			24,831		24,768
Total comprehensive income	[1],[2]
Distributions on other equity instruments	[2]
Issue of ordinary shares					63
Ending Balance					24,831
Merger reserve [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Beginning Balance		7,423	7,423
Total comprehensive income	[1]			[2]
Distributions on other equity instruments	[2]
Redemption of preference shares		(3)
Ending Balance		7,420	7,423		7,423
Merger reserve [member] | Previously stated [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Beginning Balance			7,423		7,423
Total comprehensive income	[1],[2]
Distributions on other equity instruments	[2]
Ending Balance					7,423
Capital redemption reserve [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Beginning Balance		4,273	4,115
Total comprehensive income	[1]			[2]
Distributions on other equity instruments	[2]
Share buy back programme		189
Share buy-back programme			158
Ending Balance		4,462	4,273		4,115
Capital redemption reserve [member] | Previously stated [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Beginning Balance			4,115		4,115
Total comprehensive income	[1],[2]
Distributions on other equity instruments	[2]
Ending Balance					4,115
Retained earnings [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Beginning Balance	[2]	2,103	1,498
Total comprehensive income	[1],[2]	5,415	4,104
Dividends paid	[2]	(2,312)	(2,240)
Distributions on other equity instruments	[2]	(466)	(433)
Redemption of preference shares	[2]
Issue of ordinary shares	[2]
Share buy back programme	[2]	(1,095)
Issue of other equity instruments	[2]	(5)
Redemptions of other equity instruments	[2]
Share buy-back programme	[2]		(1,005)
Issue of AT1 securities	[2]		(7)
Movement in treasury shares	[2]	74	(74)
Ending Balance	[2]	3,950	2,103		1,498
Share option schemes	[2]	71	53
Other employee award schemes	[2]	165	207
Retained earnings [member] | Previously stated [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Beginning Balance	[2]		1,500		1,584
Total comprehensive income	[1],[2]				2,478
Dividends paid	[2]				(2,284)
Distributions on other equity instruments	[2]				(415)
Issue of ordinary shares	[2]
Movement in treasury shares	[2]				(277)
Ending Balance	[2]				1,500
Share option schemes	[2]				82
Other employee award schemes	[2]				332
Retained earnings [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Beginning Balance	[2]		(2)
Ending Balance	[2]				(2)
Equity attributable to owners of parent [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Beginning Balance		38,634	37,867
Total comprehensive income	[1]	5,415	4,104	[2]
Dividends paid		(2,312)	(2,240)
Distributions on other equity instruments		(466)	(433)	[2]
Issue of ordinary shares		107	162
Share buy back programme		(1,095)
Issue of other equity instruments		(5)
Share buy-back programme			(1,005)
Issue of AT1 securities			(7)
Movement in treasury shares		74	(74)
Ending Balance		40,588	38,634		37,867
Share option schemes		71	53
Other employee award schemes		165	207
Equity attributable to owners of parent [member] | Previously stated [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Beginning Balance			37,869		37,890
Total comprehensive income	[1],[2]				2,478
Dividends paid					(2,284)
Distributions on other equity instruments	[2]				(415)
Issue of ordinary shares					63
Movement in treasury shares					(277)
Ending Balance					37,869
Share option schemes					82
Other employee award schemes					332
Equity attributable to owners of parent [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Beginning Balance			(2)
Ending Balance					(2)
Other equity interest [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Beginning Balance		6,491	5,355
Total comprehensive income	[1]			[2]
Distributions on other equity instruments	[2]
Issue of other equity instruments		896
Redemptions of other equity instruments		(1,481)
Issue of AT1 securities			1,136
Ending Balance		£ 5,906	6,491		5,355
Other equity interest [member] | Previously stated [member]
PARENT COMPANY DISCLOSURES (Details) - Company Statement of Changes in Equity [Line Items]
Beginning Balance			£ 5,355		5,355
Total comprehensive income	[1],[2]
Distributions on other equity instruments	[2]
Ending Balance					£ 5,355

[1]	Total comprehensive income comprises only the profit for the year.
[2]	Restated, see note 1.